Lease Assets (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Right-of-Use Assets

	Building $	Other $	Total $
December 31, 2023	431.0	11.9	442.9
Additions	60.3	10.6	70.9
Acquisitions	56.8	4.0	60.8
Depreciation	(117.7)	(9.4)	(127.1)
Modifications	36.4	0.7	37.1
Net impairment	(29.0)	—	(29.0)
Foreign exchange	17.0	1.7	18.7
December 31, 2024	454.8	19.5	474.3
Additions	48.1	9.5	57.6
Acquisitions	103.0	0.1	103.1
Depreciation	(121.6)	(12.0)	(133.6)
Modifications	51.0	(0.4)	50.6
Net impairment	(3.7)	—	(3.7)
Foreign exchange	(3.8)	0.9	(2.9)
December 31, 2025	527.8	17.6	545.4

Schedule of Amounts Recognized in Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2025	2024
	$	$
Rent expense - variable lease payments	52.3	52.0
Rent expense - short-term leases and leases of low-value assets	2.2	4.0
Income from subleases	(6.1)	(3.5)
Total	48.4	52.5